Exhibit 99.9 Schedule 2

Dummy ID	Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
119375	xx	XXXX	Appraisal Value	Per Tape	Per Data	Incoming Value: $X,XXX.XX Audit Value: Audit Value Pulled From Appraisal.
119375	xx	XXXX	DTI	47.74%	48.14%	Incoming Value:47.74 Audit Value: 48.14 Audit used a figure for income based on the documentation in the loan file.
119385	xx	XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file